WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Schedule of warrants issued and outstanding

				Fair Value	Exercise
			Warrants	Price Per	Price per
Description	Classification	Issue Date	Outstanding	Share	Share	Expiration
FPA warrants (1)	Liability	November 10, 2021	666,663	$1.14	$11.50	November 10, 2026
Public warrants	Liability	November 10, 2021	13,799,936	$1.14	$11.50	November 10, 2026
Private warrants	Liability	November 10, 2021	6,686,667	$1.24	$11.50	November 10, 2026
Working capital warrants	Liability	November 10, 2021	2,000,000	$1.24	$11.50	November 10, 2026
(1)	FPA are the “Forward Purchase Agreements” entered into, or amended and restated, by NGA on April 21, 2021

As of December 31,2021, the following warrants were issued and outstanding:

				Fair Value	Exercise
			Warrants	Price per	Price per
Description	Classification	Issue Date	Outstanding	Share	Share	Expiration
FPA Warrants (1)	Liability	November 10, 2021	666,663	$2.01	$11.50	November 10, 2026
Public warrants	Liability	November 10, 2021	13,799,936	$2.01	$11.50	November 10, 2026
Private warrants	Liability	November 10, 2021	6,686,667	$2.35	$11.50	November 10, 2026
Working Capital warrants	Liability	November 10, 2021	2,000,000	$2.35	$11.50	November 10, 2026
(1)	FPA are the “Forward Purchase Agreements” entered into, or amended and restated, by NGA on April 21, 2021

Schedule of fair value of the common stock warrants valuation assumptions

	Three Months Ended March 31,
	2022	2021
Risk-free interest rate	n/a	0.55 – 1.10%
Expected term (in years)	n/a	5.47 – 6.07
Expected dividend yield	n/a	0%
Expected volatility	n/a	36.88 – 51.52%

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55‑1.09%	0.29‑1.63%
Expected term (in years)	5.47‑6.07	5.66‑6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88‑46.74%	31.29‑36.85%

Warrant [Member]
Class of Stock [Line Items]
Schedule of fair value of the common stock warrants valuation assumptions

The fair value of $49.4 million of Private and Working Capital warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of December 31, 2021:

Risk – free interest rate	1.24%
Expected term (in years)	4.86
Expected dividend yield	0%
Expected volatility	40.0%